Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December 31
	2020	2019
	USD thousands
Balance in USD	10,758	4,279
Balance in other currencies	489	106
Total cash and cash equivalents	11,247	4,385